Business combinations (Details 2) (BAF Technologies Inc [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
BAF Technologies Inc [Member]
Revenue	$ 171,281	$ 181,972
Net loss	$ (189,448)	$ (100,946)